United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/09

Date of Reporting Period:  Six months ended 10/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2008		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.01		$10.02	$ 9.81	$10.12	$10.18	$10.34
Income From Investment Operations:
Net investment income	0.26		0.51	0.49	0.44	0.43	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(1.44)		(0.01)	0.21	(0.31)	(0.06)	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	(1.18)		0.50	0.70	0.13	0.37	0.33
Less Distributions:
Distributions from net investment income	(0.26)		(0.51)	(0.49)	(0.44)	(0.43)	(0.49)
Net Asset Value, End of Period	$ 8.57		$10.01	$10.02	$ 9.81	$10.12	$10.18
Total Return [1]	(11.99)%		5.08%	7.33%	1.29%	3.72%	3.28%

Ratios to Average Net Assets:
Net expenses	0.56	% [2]	0.56%	0.56%	0.55%	0.55%	0.55%
Net investment income	5.30	% [2]	5.07%	4.97%	4.37%	4.24%	4.78%
Expense waiver/reimbursement [3]	0.22	% [2]	0.20%	0.19%	0.37%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,385		$176,944	$192,561	$241,318	$287,081	$264,566
Portfolio turnover	10%		34%	37%	73%	57%	68%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2008		2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$10.01		$10.02	$ 9.81	$10.12		$10.18	$10.34
Income From Investment Operations:
Net investment income	0.25		0.48	0.47	0.42		0.41	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(1.44)		(0.01)	0.21	(0.31)		(0.06)	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	(1.19)		0.47	0.68	0.11		0.35	0.31
Less Distributions:
Distributions from net investment income	(0.25)		(0.48)	(0.47)	(0.42)		(0.41)	(0.47)
Net Asset Value, End of Period	$ 8.57		$10.01	$10.02	$ 9.81		$10.12	$10.18
Total Return [1]	(12.10)%		4.83%	7.07%	1.07	% [2]	3.48%	3.02%

Ratios to Average Net Assets:
Net expenses	0.80	% [3]	0.80%	0.80%	0.78%		0.79%	0.80%
Net investment income	5.06	% [3]	4.83%	4.72%	4.12%		4.00%	4.53%
Expense waiver/reimbursement [4]	0.43	% [3]	0.41%	0.39%	0.39%		0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,542		$28,097	$34,222	$38,909		$61,722	$68,292
Portfolio turnover	10%		34%	37%	73%		57%	68%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 880.10	$2.65
Institutional Service Shares	$1,000	$ 879.00	$3.79
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.38	$2.85
Institutional Service Shares	$1,000	$1,021.17	$4.08

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Institutional Service Shares	0.80%

Portfolio of Investments Summary Table

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	94.7%
U.S. Treasury Securities	1.2%
Foreign Government Debt Securities	0.7%
Asset-Backed Securities [2]	0.0%
Derivative Contracts [3]	1.5%
Cash Equivalents [4]	1.8%
Other Assets and Liabilities--Net [5]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 Represents less than 0.1%.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$70,733	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$56,587
19,870		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	19,664
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $90,447)	76,251
		CORPORATE BONDS--94.7%
		Basic Industry - Chemicals--1.7%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	922,813
400,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	382,828
660,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	606,211
675,000		Praxair, Inc., 4.625%, 3/30/2015	597,438
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	383,181
		TOTAL	2,892,471
		Basic Industry - Metals & Mining--3.4%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	344,857
400,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	274,153
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	961,051
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,316,585
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	803,848
705,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	602,803
705,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	553,067
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	425,369
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	603,343
		TOTAL	5,885,076
		Basic Industry - Paper--1.8%
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,365,816
900,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	717,347
		TOTAL	3,083,163
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--1.6%
$555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	$556,575
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	196,500
320,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	294,602
1,000,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	957,157
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	828,202
		TOTAL	2,833,036
		Capital Goods - Building Materials--0.3%
640,000		RPM International, Inc., 6.50%, 2/15/2018	544,422
		Capital Goods - Diversified Manufacturing--4.0%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	817,000
560,000		Dover Corp., Note, 5.45%, 3/15/2018	503,588
510,000		Harsco Corp., 5.75%, 5/15/2018	442,843
650,000		Hubbell, Inc., 5.95%, 6/1/2018	571,976
1,120,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	942,761
480,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	416,565
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	722,667
660,000		Textron Financial Corp., 5.40%, 4/28/2013	529,907
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	282,411
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	725,725
1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	967,091
		TOTAL	6,922,534
		Capital Goods - Environmental--0.3%
500,000		Waste Management, Inc., 7.375%, 8/1/2010	476,192
		Communications - Media & Cable--2.7%
2,300,000		Comcast Corp., 7.125%, 6/15/2013	2,208,384
1,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,845,838
675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	553,923
		TOTAL	4,608,145
		Communications - Media Noncable--0.2%
250,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	255,909
10,000		News America, Inc., 6.65%, 11/15/2037	7,900
		TOTAL	263,809
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--1.6%
$1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	$1,199,931
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	664,160
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	223,591
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	728,597
		TOTAL	2,816,279
		Communications - Telecom Wirelines--2.4%
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,388,626
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,620,049
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	209,134
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	870,959
		TOTAL	4,088,768
		Consumer Cyclical - Automotive--1.7%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	833,480
500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	385,600
250,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	244,877
1,500,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,490,042
		TOTAL	2,953,999
		Consumer Cyclical - Entertainment--1.6%
180,000		International Speedway Corp., 4.20%, 4/15/2009	178,943
940,000		International Speedway Corp., 5.40%, 4/15/2014	845,981
730,000		Time Warner, Inc., 5.50%, 11/15/2011	656,182
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,005,390
		TOTAL	2,686,496
		Consumer Cyclical - Lodging--0.2%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	295,894
		Consumer Cyclical - Retailers--1.6%
560,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	550,494
405,799	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	255,897
375,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	357,187
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	735,252
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	654,384
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	176,016
		TOTAL	2,729,230
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Services--1.3%
$2,025,000		Boston University, 7.625%, 7/15/2097	$2,286,618
		Consumer Non-Cyclical Food/Beverage--2.0%
1,500,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,535,121
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,119
320,000		Kellogg Co., 4.25%, 3/6/2013	290,935
375,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	360,314
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	951,543
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	231,084
		TOTAL	3,374,116
		Consumer Non-Cyclical Health Care--0.9%
400,000		Baxter International, Inc., 6.25%, 12/1/2037	347,820
540,000		Covidien International Finance SA, 6.55%, 10/15/2037	430,784
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	724,433
		TOTAL	1,503,037
		Consumer Non-Cyclical Products--0.8%
670,000		Philips Electronics NV, 4.625%, 3/11/2013	600,118
800,000		Whirlpool Corp., 5.50%, 3/1/2013	739,382
		TOTAL	1,339,500
		Consumer Non-Cyclical Supermarkets--0.7%
450,000		Kroger Co., 7.25%, 6/1/2009	453,303
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	238,910
505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	472,491
		TOTAL	1,164,704
		Consumer Non-Cyclical Tobacco--0.4%
730,000		Philip Morris International, Inc., 5.65%, 5/16/2018	623,728
		Energy - Independent--2.8%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	698,173
290,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	242,431
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,209,401
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	143,931
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,411,425
356,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	349,943
557,182	[1,2]	Tengizchevroil LLP, (Series 144A), 6.124%, 11/15/2014	359,382
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--continued
$240,000		XTO Energy, Inc., 6.75%, 8/1/2037	$178,430
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	299,062
		TOTAL	4,892,178
		Energy - Integrated--1.8%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,157
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,100,013
873,377	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	885,865
1,100,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,058,832
		TOTAL	3,055,867
		Energy - Oil Field Services--0.3%
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	539,618
		Energy - Refining--0.2%
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	411,893
		Financial Institution - Banking--19.8%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,165,799
4,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	3,550,268
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	970,928
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,043,507
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,497,376
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	634,334
1,610,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	1,543,073
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,107,840
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	1,905,867
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,318,799
1,510,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,372,620
1,400,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,384,926
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	832,964
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,898,900
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	603,225
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	398,483
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	138,871
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	993,243
960,000		Popular North America, Inc., 5.65%, 4/15/2009	948,178
3,822,222	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	2,073,173
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	$1,329,330
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	558,372
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,266,799
870,000		Wachovia Corp., 5.75%, 2/1/2018	749,940
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,002,486
900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	886,852
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	832,280
		TOTAL	34,008,433
		Financial Institution - Brokerage--10.0%
1,180,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,038,412
2,210,000		Blackrock, Inc., 6.25%, 9/15/2017	1,976,607
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	535,189
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	2,676,946
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	831,845
3,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	2,822,400
2,550,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,535,973
320,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	252,552
375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	238,252
700,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	94,500
940,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	126,900
335,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	326,751
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	857,089
400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	318,880
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	488,885
1,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	1,501,395
390,000		Nuveen Investments, 5.00%, 9/15/2010	134,550
390,000		Nuveen Investments, 5.50%, 9/15/2015	64,350
457,039	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	445,470
		TOTAL	17,266,946
		Financial Institution - Finance Noncaptive--4.3%
1,000,000		American Express Credit Corp., 5.875%, 5/2/2013	841,684
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	390,650
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	670,500
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	555,969
830,000		Capmark Financial Group, Inc., Company Guarantee, (Series WI), 6.30%, 5/10/2017	184,322
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	$502,513
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,231,545
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	623,859
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	898,618
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	186,250
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,098,293
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	277,500
		TOTAL	7,461,703
		Financial Institution - Insurance - Health--1.7%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	271,388
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,443,544
555,000		CIGNA Corp., 6.35%, 3/15/2018	462,432
1,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	755,601
		TOTAL	2,932,965
		Financial Institution - Insurance - Life--1.5%
735,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	747,234
600,000		Prudential Financial, Inc., 5.15%, 1/15/2013	516,947
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	275,010
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,108,781
		TOTAL	2,647,972
		Financial Institution - Insurance - P&C--4.1%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	529,321
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	774,650
190,000		CNA Financial Corp., 6.50%, 8/15/2016	142,376
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	440,742
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	156,600
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	662,762
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,203,644
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	752,854
720,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	675,988
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	223,629
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	171,184
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,340,194
		TOTAL	7,073,944
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--2.0%
$300,000		AMB Property LP, 6.30%, 6/1/2013	$265,575
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	327,766
425,000		Liberty Property LP, 6.625%, 10/1/2017	333,556
860,000		Prologis, Note, 5.25%, 11/15/2010	561,944
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	412,472
400,000		Simon Property Group LP, 6.125%, 5/30/2018	270,669
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,215,809
		TOTAL	3,387,791
		Municipal Services--0.6%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	385,235
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	676,158
		TOTAL	1,061,393
		Sovereign--1.2%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,140,172
		Technology--3.6%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	307,629
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	310,401
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	548,614
780,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	605,706
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,421,665
450,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	395,302
910,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	836,642
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	474,029
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	466,193
970,000		Oracle Corp., 6.50%, 4/15/2038	800,783
		TOTAL	6,166,964
		Transportation - Airlines--0.5%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	476,688
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	329,521
		TOTAL	806,209
		Transportation - Railroads--0.7%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	217,610
693,732		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	682,191
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--continued
$230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	$231,522
30,000		Union Pacific Corp., 4.875%, 1/15/2015	25,490
		TOTAL	1,156,813
		Transportation - Services--0.7%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	584,444
700,000		Ryder System, Inc., 5.95%, 5/2/2011	662,383
		TOTAL	1,246,827
		Utility - Electric--4.8%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	298,691
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,215,010
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	357,821
160,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	135,865
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,360,200
1,143,710	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	995,206
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,081,849
375,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	288,849
730,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	651,608
315,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	275,754
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	315,129
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	515,406
740,000		Union Electric Co., 6.00%, 4/1/2018	598,048
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	118,273
		TOTAL	8,207,709
		Utility - Natural Gas Distributor--1.1%
2,000,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,884,782
		Utility - Natural Gas Pipelines--1.8%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	643,779
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	898,905
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	690,989
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	838,291
		TOTAL	3,071,964
		TOTAL CORPORATE BONDS (IDENTIFIED COST $192,504,857)	162,793,360
Principal Amount or Shares			Value
		GOVERNMENTS/AGENCIES--0.7%
		Sovereign--0.7%
$1,000,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $1,051,784)	$1,146,518
		U.S. TREASURY--1.2%
1,500,000	[3]	United States Treasury Note, 4.00%, 8/15/2018	1,504,922
500,000	[3]	United States Treasury Note, 4.875%, 4/30/2011	540,742
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,048,440)	2,045,664
		MUTUAL FUND--1.8%
3,093,806	[4,5]	Prime Value Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	3,093,806
		TOTAL INVESTMENTS--98.4% (IDENTIFIED COST $198,789,334) [6]	169,155,599
		OTHER ASSETS AND LIABILITIES - NET--1.6% [7]	2,771,593
		TOTAL NET ASSETS--100%	$171,927,192

At October 31, 2008, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8] U.S. Treasury 2-Year Long Futures	555	$119,229,610	December 2008	$1,481,698
[8] U.S. Treasury Bond Short Futures	235	$ 26,584,375	December 2008	$1,069,846
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,551,544

Unrealized Appreciation on Futures Contracts is included in "Other Assets and Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $25,067,387, which represented 14.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $25,067,387, which represented 14.6% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

8 Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices	$ 3,093,806	$2,551,544
Level 2--Other Significant Observable Inputs	166,061,793	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$169,155,599	$2,551,544

* Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $3,093,806 of investments in an affiliated issuer (Note 5) (identified cost $198,789,334)		$169,155,599
Income receivable		3,111,535
Receivable for shares sold		737,825
Receivable for daily variation margin		140,313
TOTAL ASSETS		173,145,272
Liabilities:
Payable for shares redeemed	$863,247
Payable for Directors'/Trustees' fees	574
Payable for shareholder services fee (Note 5)	9,388
Income distribution payable	319,290
Accrued expenses	25,581
TOTAL LIABILITIES		1,218,080
Net assets for 20,050,764 shares outstanding		$171,927,192
Net Assets Consist of:
Paid-in capital		$206,044,465
Net unrealized depreciation of investments and futures contracts		(27,082,191)
Accumulated net realized loss on investments and futures contracts		(6,963,349)
Distributions in excess of net investment income		(71,733)
TOTAL NET ASSETS		$171,927,192
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$150,384,905 ÷ 17,538,458 shares outstanding, no par value, unlimited shares authorized		$8.57
Institutional Service Shares:
$21,542,287 ÷ 2,512,306 shares outstanding, no par value, unlimited shares authorized		$8.57

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2008 (unaudited)

Investment Income:
Interest			$5,779,853
Dividends received from an affiliated issuer (Note 5)			39,481
TOTAL INCOME			5,819,334
Expenses:
Investment adviser fee (Note 5)		$495,773
Administrative personnel and services fee (Note 5)		95,781
Custodian fees		6,903
Transfer and dividend disbursing agent fees and expenses		40,729
Directors'/Trustees' fees		1,480
Auditing fees		11,191
Legal fees		6,959
Portfolio accounting fees		40,674
Distribution services fee--Institutional Service Shares (Note 5)		33,136
Shareholder services fee--Institutional Shares (Note 5)		34,137
Shareholder services fee--Institutional Service Shares (Note 5)		30,795
Account administration fee--Institutional Service Shares		1,963
Share registration costs		16,418
Printing and postage		13,985
Insurance premiums		2,724
Miscellaneous		1,952
TOTAL EXPENSES		834,600
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(157,792)
Waiver of administrative personnel and services fee	(16,652)
Waiver of distribution services fee--Institutional Service Shares	(33,136)
Reimbursement of shareholder services fee--Institutional Shares	(34,137)
Reimbursement of shareholder services fee--Institutional Service Shares	(948)
TOTAL WAIVERS AND REIMBURSEMENTS		(242,665)
Net expenses			591,935
Net investment income			5,227,399
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(3,948,493)
Net realized gain on futures contracts			363,461
Net change in unrealized depreciation of investments			(28,940,901)
Net change in unrealized depreciation of futures contracts			2,845,696
Net realized and unrealized loss on investments and futures contracts			(29,680,237)
Change in net assets resulting from operations			$(24,452,838)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2008	Year Ended 4/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,227,399	$11,201,030
Net realized gain (loss) on investments and futures contracts	(3,585,032)	3,100,452
Net change in unrealized appreciation/depreciation of investments and futures contracts	(26,095,205)	(3,546,678)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(24,452,838)	10,754,804
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,622,346)	(9,750,101)
Institutional Service Shares	(680,549)	(1,457,655)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,302,895)	(11,207,756)
Share Transactions:
Proceeds from sale of shares	40,988,418	85,704,045
Net asset value of shares issued to shareholders in payment of distributions declared	3,565,894	6,889,327
Cost of shares redeemed	(47,912,812)	(113,881,541)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,358,500)	(21,288,169)
Change in net assets	(33,114,233)	(21,741,121)
Net Assets:
Beginning of period	205,041,425	226,782,546
End of period (including undistributed (distributions in excess of) net investment income of $(71,733) and $3,763, respectively)	$171,927,192	$205,041,425

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage duration and cashflow, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2008, the Fund had a net realized gain on futures contracts of $363,461.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,984,713	$38,259,140	7,641,686	$76,318,346
Shares issued to shareholders in payment of distributions declared	315,132	2,987,497	564,783	5,646,811
Shares redeemed	(4,438,555)	(41,872,978)	(9,740,746)	(97,230,502)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(138,710)	$(626,341)	(1,534,277)	$(15,265,345)

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	284,606	$2,729,278	938,080	$9,385,699
Shares issued to shareholders in payment of distributions declared	61,065	578,397	124,298	1,242,516
Shares redeemed	(640,327)	(6,039,834)	(1,669,690)	(16,651,039)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(294,656)	$(2,732,159)	(607,312)	$(6,022,824)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(433,366)	$(3,358,500)	(2,141,589)	$(21,288,169)

4. FEDERAL TAX INFORMATION

At October 31, 2008, the cost of investments for federal tax purposes was $198,789,334. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $29,633,735. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,028,654 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,662,389.

At April 30, 2008, the Fund had a capital loss carryforward of $3,672,470 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$1,106,184
2014	$ 969,172
2015	$ 1,597,114

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2008, the Adviser voluntarily waived $156,623 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2008, the net fee paid to FAS was 0.080% of average daily net assets of the Fund. FAS waived $16,652 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2008, FSC voluntarily waived its entire fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended October 31, 2008, FSSC voluntarily reimbursed $35,085 of shareholder services fees. For the six months ended October 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.80%, respectively, for the fiscal year ending April 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through June 30, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2008, the Adviser reimbursed $1,169. Transactions with the affiliated company during the six months ended October 31, 2008 were as follows:

Affiliate	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	44,468,822	41,375,016	3,093,806	$3,093,806	$39,481

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2008, were as follows:

Purchases	$13,383,979
Sales	$17,892,159

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the six months ended October 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the six months ended October 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-01 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

Established 2004

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2008

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,			Period Ended
	10/31/2008		2008	2007	2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.29		$8.41	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.15		0.33	0.32	0.25	0.15
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.38)		(0.12)	0.09	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.23)		0.21	0.41	0.18	0.07
Less Distributions:
Distributions from net investment income	(0.15)		(0.33)	(0.32)	(0.25)	(0.15)
Net Asset Value, End of Period	$7.91		$8.29	$8.41	$8.32	$8.39
Total Return [2]	(2.84)%		2.53%	5.06%	2.17%	0.84%

Ratios to Average Net Assets:
Net expenses	1.09	% [3]	1.09%	1.09%	1.08%	1.09	% [3]
Net investment income	3.56	% [3]	3.94%	3.82%	2.99%	2.68	% [3]
Expense waiver/reimbursement [4]	0.34	% [3]	0.35%	0.33%	0.32%	0.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,747		$45,005	$52,511	$68,898	$106,051
Portfolio turnover	26%		45%	28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 971.60	$5.42
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.71	$5.55

1 Expenses are equal to the Fund's Class A Shares annualized net expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	32.4%
Corporate Debt Securities	25.2%
Mortgage-Backed Securities [3]	18.2%
Government Agencies	10.3%
U.S. Treasury and Agency Securities [4]	8.8%
Securities Lending Collateral [5]	8.5%
Cash Equivalents [6]	5.2%
Other Assets and Liabilities--Net [7]	(8.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--2.8%
		Federal Home Loan Mortgage Corporation--0.7%
$33,865	[1]	FHLMC ARM 390260, 4.248%, 10/01/2030	$33,715
169,706	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	173,896
14,346	[1]	FHLMC ARM 420196, 5.317%, 11/01/2030	14,700
55,232	[1]	FHLMC ARM 606116, 30 Year, 5.584%, 9/1/2019	54,262
1,403,525	[1]	FHLMC ARM 780443, 5.585%, 3/01/2033	1,367,085
70,481	[1]	FHLMC ARM 785167, 4.945%, 12/01/2018	69,001
		TOTAL	1,712,659
		Federal National Mortgage Association--2.1%
75,601	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	77,491
1,217,445	[1]	FNMA ARM 544843, 4.496%, 10/01/2027	1,227,333
867,590	[1]	FNMA ARM 544852, 4.526%, 4/01/2028	875,225
826,519	[1]	FNMA ARM 544884, 4.501%, 5/01/2034	833,411
1,683,915	[1]	FNMA ARM 556379, 4.064%, 5/01/2040	1,668,140
427,450	[1]	FNMA ARM 556388, 4.064%, 5/01/2040	432,930
		TOTAL	5,114,530
		Government National Mortgage Association--0.0%
28,537	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	28,470
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,957,022)	6,855,659
		ASSET-BACKED SECURITIES--32.4%
		Auto Receivables--16.1%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	967,929
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,123,325
2,500,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 4.80%, 8/15/2013	2,401,429
296,516		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	293,842
2,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 4.57%, 12/15/2012	1,786,239
1,847,594		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,771,729
750,000		Fifth Third Auto Trust 2008-1, Class A2B, 5.81%, 2/15/2011	740,218
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$1,500,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 4.91%, 6/15/2012	$1,486,060
720,535		Harley-Davidson Motorcycle Trust 2004-3, Class A2, 3.20%, 5/15/2012	690,896
552,164		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	547,790
166,094		Honda Auto Receivables Owner Trust 2006-2, Class A3, 5.30%, 7/21/2010	165,376
970,583		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	963,248
2,750,000		Huntington Auto Trust 2008-1, Class A3B, 6.06%, 4/16/2012	2,569,558
110,520		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	108,015
620,041		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	597,367
3,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	2,857,418
1,000,000		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	950,827
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,194,756
2,000,000		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,959,884
1,829,593		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,811,292
567,469		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	546,143
1,000,000		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	986,457
396,945		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010	395,769
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	956,649
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,626,843
1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	966,819
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,382,355
809,073		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	797,822
1,618,146		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 5.128%, 3/21/2011	1,596,164
2,375,000		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	2,308,652
2,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 5.86%, 10/15/2012	1,831,039
		TOTAL	39,381,910
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--10.2%
$1,060,000		American Express Credit Account Master Trust 2004-A, Class A, 4.65%, 3/15/2012	$1,029,984
2,000,000	[2,3]	American Express Credit Account Master Trust 2006-B, Class B, 4.71%, 8/15/2013	1,697,909
1,000,000		American Express Issuance Trust 2007-1 A, 9/15/2011, Class A, 4.76%, 9/15/2011	924,198
1,750,000		American Express Issuance Trust 2008-2 2008-2 A, 2/16/2010, Class A, 4.02%, 1/18/2011	1,671,871
1,000,000		Bank One Issuance Trust 2004-B2, Class B2, 4.37%, 4/15/2012	958,334
2,000,000		Bank of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	1,911,923
1,000,000		Bank of America Credit Card Trust 2007-B1, Class B1, 4.64%, 6/15/2012	923,962
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	1,837,383
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 4.85%, 6/15/2014	760,046
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,878,421
1,000,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 4.65%, 3/15/2012	965,870
2,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 4.81%, 9/15/2011	1,940,488
1,500,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 4.93%, 11/15/2012	1,340,410
1,740,000		Citibank Credit Card Issuance Trust 2006-B1, Class B1, 4.22%, 3/7/2011	1,700,772
2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 4.73%, 11/7/2014	1,908,518
927,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	842,360
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 4.61%, 8/15/2012	1,823,807
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 4.75%, 8/15/2012	875,855
		TOTAL	24,992,111
		Equipment Lease--1.6%
1,000,000		CNH Equipment Trust 2008-B, Class A4B, 6.46%, 12/15/2014	923,426
953,895	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	953,168
2,073,790		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	2,089,231
		TOTAL	3,965,825
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--3.7%
$70,733	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$56,587
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 3.619%, 7/25/2035	1,173,373
23,202		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.04%, 1/15/2028	22,223
1,379,786		Fifth Third Home Equity Loan Trust 2003-1, Class A, 4.528%, 9/20/2023	1,011,573
185,880		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 3.519%, 11/25/2036	176,679
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,222,780
28,767		JPMorgan Mortgage Acquisition Corp. 2006-WF1, Class A1B, 3.359%, 7/25/2036	28,645
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.939%, 11/25/2034	890,693
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
23,477		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	23,233
582,068		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	542,461
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,975,659
779,491		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	723,961
248,759	[2,3]	Quest Trust 2004 - X1, Class A, 3.58875%, 3/25/2034	187,813
196,165		Residential Asset Securities Corp. 2006-EMX6, Class A1, 3.31875%, 7/25/2036	194,751
736,264		Saxon Asset Securities Trust 2006-2, Class A3B, 3.34875%, 9/25/2036	725,532
1,519,279	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	15,193
		TOTAL	9,002,750
		Manufactured Housing--0.3%
841,360		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	850,282
		Other--0.3%
722,823		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	725,172
		Rate Reduction Bond--0.2%
457,606		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	455,840
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $86,651,091)	79,373,890
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--9.6%
		Commercial Mortgage--1.8%
$1,125,512		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	$1,015,017
1,121,778		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	58,236
1,185,399		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,080,140
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.803%, 6/13/2042	2,170,656
		TOTAL	4,324,049
		Federal Home Loan Mortgage Corporation--1.8%
6,761		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	6,706
117,607		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	119,351
2,457		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	2,454
144,049		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	143,157
166,837		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	163,957
166,403		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	170,698
321,527		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	320,265
1,726,599		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 4.938%, 2/15/2018	1,663,717
342,033		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	330,778
383,747		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	335,183
327,549		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	308,494
149,343		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	149,482
395,973		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	373,127
292,435		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	299,698
		TOTAL	4,387,067
		Federal National Mortgage Association--2.1%
269,826		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	293,781
5,751		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	6,108
145,102		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	149,792
135,904		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	146,975
9,784		Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	10,092
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--continued
$37,899		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	$38,120
164,688		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	167,191
2,360		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	2,354
891,074		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	892,337
126,162		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	127,246
536,971		Federal National Mortgage Association REMIC 2002-52 FG, 3.759%, 9/25/2032	508,404
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	741,839
154,125		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	137,014
231,905		Federal National Mortgage Association REMIC 2003-47 FP, 3.609%, 9/25/2032	221,737
275,135		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	241,226
636,685		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	642,504
222,574		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	227,411
304,370		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	323,897
199,833		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	205,854
		TOTAL	5,083,882
		Non-Agency Mortgage--3.9%
1,118,352		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	916,578
56,141		Banc of America Mortgage Securities 2003-B, Class 2A2, 6.671%, 3/25/2033	33,602
225,512	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	101,480
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	175,350
1,958,208		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,904,983
534,017		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	456,902
175,429		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	150,386
224,094	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	168,070
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 3.529%, 2/25/2037	408,875
488,438		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	402,672
697,668		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.849%, 9/25/2034	477,601
44,965		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	41,006
371,444		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	398,321
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$34,156	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.656%, 1/28/2027	$22,201
613,964		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	618,945
835,365		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	756,040
1,420,739		Washington Mutual 2006-AR15, Class 1A, 3.505%, 11/25/2046	677,387
1,419,724		Washington Mutual 2006-AR17, Class 1A, 3.485%, 12/25/2046	656,228
1,282,675		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,096,741
173,025		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 6.949%, 7/25/2034	118,512
		TOTAL	9,581,880
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $28,542,340)	23,376,878
		CORPORATE BONDS--25.2%
		Basic Industry - Chemicals--0.9%
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,196,337
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	929,406
		TOTAL	2,125,743
		Capital Goods - Aerospace & Defense--0.6%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,242,298
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	345,236
		TOTAL	1,587,534
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,224,658
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	897,566
		TOTAL	2,122,224
		Communications - Media Noncable--0.7%
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 3.149%, 6/15/2010	1,716,797
		Communications - Telecom Wireless--0.8%
1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,237,812
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	866,415
		TOTAL	2,104,227
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--0.2%
$500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	$453,795
		Consumer Cyclical - Automotive--1.9%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	400,030
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	964,000
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,248,185
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	489,753
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,490,042
		TOTAL	4,592,010
		Consumer Cyclical - Entertainment--0.8%
1,000,000		Time Warner, Inc., Floating Rate Note, 3.034%, 11/13/2009	925,323
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,005,390
		TOTAL	1,930,713
		Consumer Cyclical - Retailers--1.0%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	952,499
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	643,303
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,004,211
		TOTAL	2,600,013
		Consumer Non-Cyclical Food/Beverage--1.0%
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,023,414
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,363,756
		TOTAL	2,387,170
		Consumer Non-Cyclical Pharmaceuticals--0.4%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	911,316
		Consumer Non-Cyclical Products--1.3%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,119,624
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,001,195
		TOTAL	3,120,819
		Consumer Non-Cyclical Supermarkets--0.8%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,056,392
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,007,339
		TOTAL	2,063,731
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.1%
$237,600	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	$233,295
		Energy - Integrated--0.4%
1,000,050	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,014,349
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,231,203
		Financial Institution - Banking--2.8%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,721,702
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,157,469
300,000		Citigroup, Inc., 4.625%, 8/3/2010	286,971
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	917,701
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,245,261
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,504,212
		TOTAL	6,833,316
		Financial Institution - Brokerage--1.1%
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,488,900
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,188,125
		TOTAL	2,677,025
		Financial Institution - Finance Noncaptive--2.3%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,052,105
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,250,501
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	340,738
1,250,000		General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	1,164,370
1,000,000		HSB Capital I, Company Guarantee, 5.663%, 7/15/2027	450,000
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,335,375
		TOTAL	5,593,089
		Financial Institution - Insurance - Health--0.7%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	452,314
1,250,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,228,590
		TOTAL	1,680,904
		Financial Institution - Insurance - P&C--0.3%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	837,621
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.6%
$2,300,000		Prologis, Note, 5.25%, 11/15/2010	$1,502,873
		Technology--2.5%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,501,115
1,250,000	[2,3]	Dell, Inc., 4.70%, 4/15/2013	1,133,981
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	979,799
1,250,000		IBM Corp., Note, 4.375%, 6/1/2009	1,255,582
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,184,138
		TOTAL	6,054,615
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	973,357
		Utility - Electric--1.7%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,053,653
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,958,153
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,190,453
		TOTAL	4,202,259
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,177,989
		TOTAL CORPORATE BONDS (IDENTIFIED COST $66,026,176)	61,727,987
		GOVERNMENT AGENCIES--10.3%
		Federal Home Loan Bank System--1.2%
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	3,002,976
		Federal Home Loan Mortgage Corporation--7.1%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,128,276
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,216,115
		TOTAL	17,344,391
		Federal National Mortgage Association--2.0%
5,000,000	[4]	Federal National Mortgage Association, 3.875%, 7/12/2013	4,951,568
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $24,963,232)	25,298,935
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.6%
		Federal Home Loan Mortgage Corporation--0.2%
$379		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	$381
85,326		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	90,304
64,747		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	67,493
258,428		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	254,361
18,536		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	18,858
73,785		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	76,125
43,854		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	46,657
		TOTAL	554,179
		Federal National Mortgage Association--0.3%
302,761		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	301,292
5		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	5
32,559		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	33,972
46,357		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	48,527
179,851		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	183,258
		TOTAL	567,054
		Government National Mortgage Association--0.1%
72,811		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	76,599
786		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	798
20,144		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	21,706
139,665		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	144,483
		TOTAL	243,586
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,390,402)	1,364,819
		U.S. TREASURY--8.8%
5,000,000	[4]	United States Treasury Note, 3.125%, 11/30/2009	5,087,109
10,000,000	[4]	United States Treasury Note, 3.125%, 9/30/2013	10,170,312
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	3,116,935
3,000,000		United States Treasury Note, 3.875%, 7/15/2010	3,129,096
		TOTAL U.S. TREASURY (IDENTIFIED COST $21,162,049)	21,503,452
Shares			Value
		MUTUAL FUNDS--18.4% [5]
1,225,708		Federated Mortgage Core Portfolio	$11,730,024
33,264,194	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.87%	33,264,194
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $45,793,969)	44,994,218
		TOTAL INVESTMENTS--108.1% (IDENTIFIED COST $281,486,281) [8]	264,495,838
		OTHER ASSETS AND LIABILITIES - NET--(8.1)% [9]	(19,753,893)
		TOTAL NET ASSETS--100%	$244,741,945

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $10,973,873 which represented 4.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $10,578,748 which represented 4.3% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 7-Day net yield.

7 All or a portion of this security is held as collateral for securities lending.

8 Also represents cost for federal tax purposes.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$ 44,994,218
Level 2--Other Significant Observable Inputs	219,470,026
Level 3--Significant Unobservable Inputs	31,594
TOTAL	$264,495,838

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of May 1, 2008	$ --
Transfers in and/or out of Level 3	31,594
Balance as of October 31, 2008	$31,594

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
NIM	--Net Interest Margin
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008 (unaudited)

Assets:
Total investments in securities, at value, including $44,994,218 of investments in affiliated issuers (Note 5) and $20,208,989 of securities loaned (identified cost $281,486,281)		$264,495,838
Cash		259
Income receivable		2,422,178
Receivable for shares sold		257,214
TOTAL ASSETS		267,175,489
Liabilities:
Payable for shares redeemed	$1,208,054
Income distribution payable	252,133
Payable for collateral due to broker for securities loaned	20,868,000
Payable for Directors'/Trustees' fee	655
Payable for distribution services fee (Note 5)	19,242
Payable for shareholder services fee (Note 5)	49,914
Accrued expenses	35,546
TOTAL LIABILITIES		22,433,544
Net assets for 30,942,066 shares outstanding		$244,741,945
Net Assets Consist of:
Paid-in capital		$306,781,707
Net unrealized depreciation of investments		(16,990,443)
Accumulated net realized loss on investments, futures contracts and swap contracts		(45,068,840)
Undistributed net investment income		19,521
TOTAL NET ASSETS		$244,741,945
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($169,844,393 ÷ 21,472,869 shares outstanding), no par value, unlimited shares authorized		$7.91
Institutional Service Shares:
Net asset value per share ($23,218,100 ÷ 2,935,355 shares outstanding), no par value, unlimited shares authorized		$7.91
Class Y Shares:
Net asset value per share ($11,932,494 ÷ 1,508,609 shares outstanding), no par value, unlimited shares authorized		$7.91
Class A Shares:
Net asset value per share ($39,746,958 ÷ 5,025,233 shares outstanding), no par value, unlimited shares authorized		$7.91
Offering price per share (100/99.00 of $7.91) [1]		$7.99
Redemption proceeds per share		$7.91

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2008 (unaudited)

Investment Income:
Interest (including income on securities loaned of $95,182)		$5,564,518
Dividends received from affiliated issuers (Note 5)		449,282
TOTAL INCOME		6,013,800
Expenses:
Investment adviser fee (Note 5)	$516,879
Administrative personnel and services fee (Note 5)	136,109
Custodian fees	9,780
Transfer and dividend disbursing agent fees and expenses	76,824
Directors'/Trustees' fees	1,837
Auditing fees	11,158
Legal fees	7,453
Portfolio accounting fees	56,794
Distribution services fee--Institutional Service Shares (Note 5)	17,685
Distribution services fee--Class A Shares (Note 5)	109,090
Shareholder services fee--Institutional Shares (Note 5)	145,218
Shareholder services fee--Institutional Service Shares (Note 5)	25,824
Shareholder services fee--Class A Shares (Note 5)	53,840
Account administration fee--Institutional Shares	2,147
Account administration fee--Institutional Service Shares	2,886
Share registration costs	31,287
Printing and postage	36,055
Insurance premiums	2,756
Miscellaneous	1,506
TOTAL EXPENSES	1,245,128

Statement of Operations - continued

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(403,415)
Waiver of administrative personnel and services fee	(26,421)
Waiver of distribution services fee--Institutional Service Shares	(5,373)
Waiver of distribution services fee--Class A Shares	(1,714)
TOTAL WAIVERS AND REIMBURSEMENT		$(436,923)
Net expenses			$808,205
Net investment income			5,205,595
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments (including loss of $369,376 on sales of investments in affiliated issuers) (Note 5)			138,780
Net realized loss on futures contracts			(11,605)
Net realized loss on swap contracts			(209,961)
Net change in unrealized depreciation of investments			(11,683,439)
Net change in unrealized depreciation of swap contracts			946
Net realized and unrealized loss on investments, futures contracts and swap contracts			(11,765,279)
Change in net assets resulting from operations			$(6,559,684)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2008	Year Ended 4/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,205,595	$11,115,495
Net realized loss on investments, futures contracts and swap contracts	(82,786)	(1,333,228)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(11,682,493)	(2,704,852)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,559,684)	7,077,415
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,718,214)	(7,115,748)
Institutional Service Shares	(468,972)	(891,728)
Class Y Shares	(267,750)	(1,143,724)
Class A Shares	(782,950)	(1,966,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,237,886)	(11,117,378)
Share Transactions:
Proceeds from sale of shares	38,837,281	89,513,959
Net asset value of shares issued to shareholders in payment of distributions declared	3,729,132	8,076,411
Cost of shares redeemed	(43,219,483)	(110,126,160)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(653,070)	(12,535,790)
Change in net assets	(12,450,640)	(16,575,753)
Net Assets:
Beginning of period	257,192,585	273,768,338
End of period (including undistributed net investment income of $19,521 and $51,812, respectively)	$244,741,945	$257,192,585

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008 (unaudited)

1 .ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Class Y Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the six months ended October 31, 2008, the Fund had a net realized loss on swap contracts of $209,961.

At October 31, 2008, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage duration, cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2008, the Fund had a net realized loss on futures contracts of $11,605.

At October 31, 2008, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$20,208,989	$20,868,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$ 70,700
C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	7/9/1999	$ 183,448
Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	1/7/1993	$ 225,564
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.656%, 1/28/2027	2/4/1998-2/5/1998	$ 68,940
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$ 1,516,099

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,333,312	$27,289,538	6,888,544	$57,704,615
Shares issued to shareholders in payment of distributions declared	298,754	2,431,418	558,498	4,674,182
Shares redeemed	(3,400,255)	(27,673,938)	(4,220,370)	(35,317,359)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	231,811	$2,047,018	3,226,672	$27,061,438

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	979,340	$8,009,404	1,990,266	$16,660,831
Shares issued to shareholders in payment of distributions declared	49,174	400,273	86,933	727,607
Shares redeemed	(921,094)	(7,526,771)	(1,187,440)	(9,947,188)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	107,420	$882,906	889,759	$7,441,250

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	74,240	$599,420	991,422	$8,288,531
Shares issued to shareholders in payment of distributions declared	26,187	213,184	112,468	941,339
Shares redeemed	(133,393)	(1,092,877)	(5,912,377)	(49,488,683)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(32,966)	$(280,273)	(4,808,487)	$(40,258,813)

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	359,031	$2,938,919	818,348	$6,859,982
Shares issued to shareholders in payment of distributions declared	84,044	684,257	207,093	1,733,283
Shares redeemed	(849,713)	(6,925,897)	(1,835,913)	(15,372,930)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(406,638)	$(3,302,721)	(810,472)	$(6,779,665)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(100,373)	$(653,070)	(1,502,528)	$(12,535,790)

4. FEDERAL TAX INFORMATION

At October 31, 2008, the cost of investments for federal tax purposes was $281,486,281. The net unrealized depreciation of investments for federal tax purposes was $16,990,443. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,020,587 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,011,030.

At April 30, 2008, the Fund had a capital loss carryforward of $44,740,237 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392
2016	$ 1,402,109

As a result of the tax-free transfer of assets from Federated Limited Term Fund and MDT Short-Term Bond Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets. This commitment will expire in November 2008. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2008, the Adviser waived $388,902 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2008, the net fee paid to FAS was 0.085% of average daily net assets of the Fund. FAS waived $26,421 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2008, FSC voluntarily waived $7,087 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2008, FSC retained $66,059 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended October 31, 2008, FSSC received $41,341 of fees paid by the Fund.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $11,408 for the year ended April 30, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through June 30, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2008, the Adviser reimbursed $14,513. Transactions with the affiliated companies during the six months ended October 31, 2008 were as follows:

Affiliates	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2008	Value	Dividend Income
Federated Mortgage Core Portfolio	1,191,843	33,865	--	1,225,708	$11,730,024	$330,339
High Yield Bond Portfolio	--	456,445	456,445	--	--	13,002
Prime Value Obligations Fund, Institutional Shares	45,304,039	115,166,761	127,206,606	33,264,194	33,264,194	105,941
TOTAL OF AFFILIATED TRANSACTIONS	46,495,882	115,657,071	127,663,051	34,489,902	$44,994,218	$449,282

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2008, were as follows:

Purchases	$34,574,545
Sales	$28,688,952

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the six months ended October 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the six months ended October 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

31499 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2008		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.29		$8.41		$8.32	$8.39	$8.47	$8.56
Income From Investment Operations:
Net investment income	0.17		0.38		0.37	0.30	0.26	0.25
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.38)		(0.12)		0.09	(0.07)	(0.08)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)		0.26		0.46	0.23	0.18	0.15
Less Distributions:
Distributions from net investment income	(0.17)		(0.38)		(0.37)	(0.30)	(0.26)	(0.24)
Net Asset Value, End of Period	$7.91		$8.29		$8.41	$8.32	$8.39	$8.47
Total Return [1]	(2.56)%		3.12	% [2]	5.67%	2.75%	2.14%	1.81%

Ratios to Average Net Assets:
Net expenses	0.52	% [3]	0.52%		0.51%	0.51%	0.56%	0.56%
Net investment income	4.13	% [3]	4.51%		4.42%	3.60%	3.03%	3.00%
Expense waiver/reimbursement [4]	0.33	% [3]	0.35%		0.33%	0.31%	0.31%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,844		$175,985		$151,537	$132,698	$156,173	$185,337
Portfolio turnover	26%		45%		28%	43%	30%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.12% on the total return. (See Notes to Financial Statements, Note 5.)

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2008		2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$8.29		$8.41	$8.32	$8.39		$8.47	$8.56
Income From Investment Operations:
Net investment income	0.16		0.36	0.35	0.29		0.24	0.23
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.38)		(0.12)	0.10	(0.07)		(0.08)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	(0.22)		0.24	0.45	0.22		0.16	0.13
Less Distributions:
Distributions from net investment income	(0.16)		(0.36)	(0.36)	(0.29)		(0.24)	(0.22)
Net Asset Value, End of Period	$7.91		$8.29	$8.41	$8.32		$8.39	$8.47
Total Return [1]	(2.65)%		2.92%	5.47%	2.64	% [2]	1.96%	1.56%

Ratios to Average Net Assets:
Net expenses	0.70	% [3]	0.70%	0.70%	0.62%		0.73%	0.81%
Net investment income	3.95	% [3]	4.32%	4.22%	3.44%		2.93%	2.75%
Expense waiver/reimbursement [4]	0.38	% [3]	0.38%	0.34%	0.43%		0.32%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,218		$23,430	$16,304	$15,962		$27,708	$19,130
Portfolio turnover	26%		45%	28%	43%		30%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.09% on the total return.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,			Period Ended
	10/31/2008		2008	2007	2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.29		$8.41	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.18		0.39	0.38	0.31	0.19
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.38)		(0.12)	0.10	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)		0.27	0.48	0.24	0.11
Less Distributions:
Distributions from net investment income	(0.18)		(0.39)	(0.39)	(0.31)	(0.19)
Net Asset Value, End of Period	$7.91		$8.29	$8.41	$8.32	$8.39
Total Return [2]	(2.47)%		3.28%	5.83%	2.91%	1.34%

Ratios to Average Net Assets:
Net expenses	0.35	% [3]	0.35%	0.35%	0.35%	0.35	% [3]
Net investment income	4.30	% [3]	4.67%	4.57%	3.76%	3.42	% [3]
Expense waiver/reimbursement [4]	0.33	% [3]	0.34%	0.33%	0.31%	0.27	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,932		$12,772	$53,417	$53,757	$72,984
Portfolio turnover	26%		45%	28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 974.40	$2.59
Institutional Service Shares	$1,000	$ 973.50	$3.48
Class Y Shares	$1,000	$ 975.30	$1.74
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.58	$2.65
Institutional Service Shares	$1,000	$1,021.68	$3.57
Class Y Shares	$1,000	$1,023.44	$1.79

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.52%
Institutional Service Shares	0.70%
Class Y Shares	0.35%

Portfolio of Investments Summary Table

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	32.4%
Corporate Debt Securities	25.2%
Mortgage-Backed Securities [3]	18.2%
Government Agencies	10.3%
U.S. Treasury and Agency Securities [4]	8.8%
Securities Lending Collateral [5]	8.5%
Cash Equivalents [6]	5.2%
Other Assets and Liabilities--Net [7]	(8.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--2.8%
		Federal Home Loan Mortgage Corporation--0.7%
$33,865	[1]	FHLMC ARM 390260, 4.248%, 10/01/2030	$33,715
169,706	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	173,896
14,346	[1]	FHLMC ARM 420196, 5.317%, 11/01/2030	14,700
55,232	[1]	FHLMC ARM 606116, 30 Year, 5.584%, 9/1/2019	54,262
1,403,525	[1]	FHLMC ARM 780443, 5.585%, 3/01/2033	1,367,085
70,481	[1]	FHLMC ARM 785167, 4.945%, 12/01/2018	69,001
		TOTAL	1,712,659
		Federal National Mortgage Association--2.1%
75,601	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	77,491
1,217,445	[1]	FNMA ARM 544843, 4.496%, 10/01/2027	1,227,333
867,590	[1]	FNMA ARM 544852, 4.526%, 4/01/2028	875,225
826,519	[1]	FNMA ARM 544884, 4.501%, 5/01/2034	833,411
1,683,915	[1]	FNMA ARM 556379, 4.064%, 5/01/2040	1,668,140
427,450	[1]	FNMA ARM 556388, 4.064%, 5/01/2040	432,930
		TOTAL	5,114,530
		Government National Mortgage Association--0.0%
28,537	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	28,470
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,957,022)	6,855,659
		ASSET-BACKED SECURITIES--32.4%
		Auto Receivables--16.1%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	967,929
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,123,325
2,500,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 4.80%, 8/15/2013	2,401,429
296,516		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	293,842
2,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 4.57%, 12/15/2012	1,786,239
1,847,594		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,771,729
750,000		Fifth Third Auto Trust 2008-1, Class A2B, 5.81%, 2/15/2011	740,218
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$1,500,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 4.91%, 6/15/2012	$1,486,060
720,535		Harley-Davidson Motorcycle Trust 2004-3, Class A2, 3.20%, 5/15/2012	690,896
552,164		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	547,790
166,094		Honda Auto Receivables Owner Trust 2006-2, Class A3, 5.30%, 7/21/2010	165,376
970,583		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	963,248
2,750,000		Huntington Auto Trust 2008-1, Class A3B, 6.06%, 4/16/2012	2,569,558
110,520		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	108,015
620,041		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	597,367
3,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	2,857,418
1,000,000		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	950,827
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,194,756
2,000,000		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,959,884
1,829,593		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,811,292
567,469		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	546,143
1,000,000		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	986,457
396,945		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010	395,769
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	956,649
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,626,843
1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	966,819
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,382,355
809,073		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	797,822
1,618,146		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 5.128%, 3/21/2011	1,596,164
2,375,000		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	2,308,652
2,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 5.86%, 10/15/2012	1,831,039
		TOTAL	39,381,910
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--10.2%
$1,060,000		American Express Credit Account Master Trust 2004-A, Class A, 4.65%, 3/15/2012	$1,029,984
2,000,000	[2,3]	American Express Credit Account Master Trust 2006-B, Class B, 4.71%, 8/15/2013	1,697,909
1,000,000		American Express Issuance Trust 2007-1 A, 9/15/2011, Class A, 4.76%, 9/15/2011	924,198
1,750,000		American Express Issuance Trust 2008-2 2008-2 A, 2/16/2010, Class A, 4.02%, 1/18/2011	1,671,871
1,000,000		Bank One Issuance Trust 2004-B2, Class B2, 4.37%, 4/15/2012	958,334
2,000,000		Bank of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	1,911,923
1,000,000		Bank of America Credit Card Trust 2007-B1, Class B1, 4.64%, 6/15/2012	923,962
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	1,837,383
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 4.85%, 6/15/2014	760,046
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,878,421
1,000,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 4.65%, 3/15/2012	965,870
2,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 4.81%, 9/15/2011	1,940,488
1,500,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 4.93%, 11/15/2012	1,340,410
1,740,000		Citibank Credit Card Issuance Trust 2006-B1, Class B1, 4.22%, 3/7/2011	1,700,772
2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 4.73%, 11/7/2014	1,908,518
927,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	842,360
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 4.61%, 8/15/2012	1,823,807
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 4.75%, 8/15/2012	875,855
		TOTAL	24,992,111
		Equipment Lease--1.6%
1,000,000		CNH Equipment Trust 2008-B, Class A4B, 6.46%, 12/15/2014	923,426
953,895	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	953,168
2,073,790		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	2,089,231
		TOTAL	3,965,825
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--3.7%
$70,733	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$56,587
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 3.619%, 7/25/2035	1,173,373
23,202		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.04%, 1/15/2028	22,223
1,379,786		Fifth Third Home Equity Loan Trust 2003-1, Class A, 4.528%, 9/20/2023	1,011,573
185,880		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 3.519%, 11/25/2036	176,679
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,222,780
28,767		JPMorgan Mortgage Acquisition Corp. 2006-WF1, Class A1B, 3.359%, 7/25/2036	28,645
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.939%, 11/25/2034	890,693
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
23,477		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	23,233
582,068		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	542,461
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,975,659
779,491		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	723,961
248,759	[2,3]	Quest Trust 2004 - X1, Class A, 3.58875%, 3/25/2034	187,813
196,165		Residential Asset Securities Corp. 2006-EMX6, Class A1, 3.31875%, 7/25/2036	194,751
736,264		Saxon Asset Securities Trust 2006-2, Class A3B, 3.34875%, 9/25/2036	725,532
1,519,279	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	15,193
		TOTAL	9,002,750
		Manufactured Housing--0.3%
841,360		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	850,282
		Other--0.3%
722,823		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	725,172
		Rate Reduction Bond--0.2%
457,606		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	455,840
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $86,651,091)	79,373,890
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--9.6%
		Commercial Mortgage--1.8%
$1,125,512		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	$1,015,017
1,121,778		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	58,236
1,185,399		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,080,140
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.803%, 6/13/2042	2,170,656
		TOTAL	4,324,049
		Federal Home Loan Mortgage Corporation--1.8%
6,761		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	6,706
117,607		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	119,351
2,457		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	2,454
144,049		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	143,157
166,837		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	163,957
166,403		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	170,698
321,527		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	320,265
1,726,599		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 4.938%, 2/15/2018	1,663,717
342,033		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	330,778
383,747		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	335,183
327,549		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	308,494
149,343		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	149,482
395,973		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	373,127
292,435		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	299,698
		TOTAL	4,387,067
		Federal National Mortgage Association--2.1%
269,826		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	293,781
5,751		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	6,108
145,102		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	149,792
135,904		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	146,975
9,784		Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	10,092
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--continued
$37,899		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	$38,120
164,688		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	167,191
2,360		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	2,354
891,074		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	892,337
126,162		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	127,246
536,971		Federal National Mortgage Association REMIC 2002-52 FG, 3.759%, 9/25/2032	508,404
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	741,839
154,125		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	137,014
231,905		Federal National Mortgage Association REMIC 2003-47 FP, 3.609%, 9/25/2032	221,737
275,135		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	241,226
636,685		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	642,504
222,574		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	227,411
304,370		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	323,897
199,833		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	205,854
		TOTAL	5,083,882
		Non-Agency Mortgage--3.9%
1,118,352		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	916,578
56,141		Banc of America Mortgage Securities 2003-B, Class 2A2, 6.671%, 3/25/2033	33,602
225,512	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	101,480
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	175,350
1,958,208		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,904,983
534,017		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	456,902
175,429		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	150,386
224,094	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	168,070
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 3.529%, 2/25/2037	408,875
488,438		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	402,672
697,668		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.849%, 9/25/2034	477,601
44,965		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	41,006
371,444		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	398,321
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$34,156	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.656%, 1/28/2027	$22,201
613,964		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	618,945
835,365		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	756,040
1,420,739		Washington Mutual 2006-AR15, Class 1A, 3.505%, 11/25/2046	677,387
1,419,724		Washington Mutual 2006-AR17, Class 1A, 3.485%, 12/25/2046	656,228
1,282,675		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,096,741
173,025		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 6.949%, 7/25/2034	118,512
		TOTAL	9,581,880
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $28,542,340)	23,376,878
		CORPORATE BONDS--25.2%
		Basic Industry - Chemicals--0.9%
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,196,337
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	929,406
		TOTAL	2,125,743
		Capital Goods - Aerospace & Defense--0.6%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,242,298
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	345,236
		TOTAL	1,587,534
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,224,658
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	897,566
		TOTAL	2,122,224
		Communications - Media Noncable--0.7%
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 3.149%, 6/15/2010	1,716,797
		Communications - Telecom Wireless--0.8%
1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,237,812
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	866,415
		TOTAL	2,104,227
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--0.2%
$500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	$453,795
		Consumer Cyclical - Automotive--1.9%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	400,030
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	964,000
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,248,185
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	489,753
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,490,042
		TOTAL	4,592,010
		Consumer Cyclical - Entertainment--0.8%
1,000,000		Time Warner, Inc., Floating Rate Note, 3.034%, 11/13/2009	925,323
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,005,390
		TOTAL	1,930,713
		Consumer Cyclical - Retailers--1.0%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	952,499
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	643,303
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,004,211
		TOTAL	2,600,013
		Consumer Non-Cyclical Food/Beverage--1.0%
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,023,414
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,363,756
		TOTAL	2,387,170
		Consumer Non-Cyclical Pharmaceuticals--0.4%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	911,316
		Consumer Non-Cyclical Products--1.3%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,119,624
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,001,195
		TOTAL	3,120,819
		Consumer Non-Cyclical Supermarkets--0.8%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,056,392
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,007,339
		TOTAL	2,063,731
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.1%
$237,600	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	$233,295
		Energy - Integrated--0.4%
1,000,050	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,014,349
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,231,203
		Financial Institution - Banking--2.8%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,721,702
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,157,469
300,000		Citigroup, Inc., 4.625%, 8/3/2010	286,971
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	917,701
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,245,261
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,504,212
		TOTAL	6,833,316
		Financial Institution - Brokerage--1.1%
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,488,900
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,188,125
		TOTAL	2,677,025
		Financial Institution - Finance Noncaptive--2.3%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,052,105
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,250,501
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	340,738
1,250,000		General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	1,164,370
1,000,000		HSB Capital I, Company Guarantee, 5.663%, 7/15/2027	450,000
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,335,375
		TOTAL	5,593,089
		Financial Institution - Insurance - Health--0.7%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	452,314
1,250,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,228,590
		TOTAL	1,680,904
		Financial Institution - Insurance - P&C--0.3%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	837,621
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.6%
$2,300,000		Prologis, Note, 5.25%, 11/15/2010	$1,502,873
		Technology--2.5%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,501,115
1,250,000	[2,3]	Dell, Inc., 4.70%, 4/15/2013	1,133,981
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	979,799
1,250,000		IBM Corp., Note, 4.375%, 6/1/2009	1,255,582
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,184,138
		TOTAL	6,054,615
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	973,357
		Utility - Electric--1.7%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,053,653
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,958,153
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,190,453
		TOTAL	4,202,259
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,177,989
		TOTAL CORPORATE BONDS (IDENTIFIED COST $66,026,176)	61,727,987
		GOVERNMENT AGENCIES--10.3%
		Federal Home Loan Bank System--1.2%
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	3,002,976
		Federal Home Loan Mortgage Corporation--7.1%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,128,276
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,216,115
		TOTAL	17,344,391
		Federal National Mortgage Association--2.0%
5,000,000	[4]	Federal National Mortgage Association, 3.875%, 7/12/2013	4,951,568
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $24,963,232)	25,298,935
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.6%
		Federal Home Loan Mortgage Corporation--0.2%
$379		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	$381
85,326		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	90,304
64,747		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	67,493
258,428		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	254,361
18,536		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	18,858
73,785		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	76,125
43,854		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	46,657
		TOTAL	554,179
		Federal National Mortgage Association--0.3%
302,761		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	301,292
5		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	5
32,559		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	33,972
46,357		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	48,527
179,851		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	183,258
		TOTAL	567,054
		Government National Mortgage Association--0.1%
72,811		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	76,599
786		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	798
20,144		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	21,706
139,665		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	144,483
		TOTAL	243,586
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,390,402)	1,364,819
		U.S. TREASURY--8.8%
5,000,000	[4]	United States Treasury Note, 3.125%, 11/30/2009	5,087,109
10,000,000	[4]	United States Treasury Note, 3.125%, 9/30/2013	10,170,312
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	3,116,935
3,000,000		United States Treasury Note, 3.875%, 7/15/2010	3,129,096
		TOTAL U.S. TREASURY (IDENTIFIED COST $21,162,049)	21,503,452
Shares			Value
		MUTUAL FUNDS--18.4% [5]
1,225,708		Federated Mortgage Core Portfolio	$11,730,024
33,264,194	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.87%	33,264,194
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $45,793,969)	44,994,218
		TOTAL INVESTMENTS--108.1% (IDENTIFIED COST $281,486,281) [8]	264,495,838
		OTHER ASSETS AND LIABILITIES - NET--(8.1)% [9]	(19,753,893)
		TOTAL NET ASSETS--100%	$244,741,945

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $10,973,873 which represented 4.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $10,578,748 which represented 4.3% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 7-Day net yield.

7 All or a portion of this security is held as collateral for securities lending.

8 Also represents cost for federal tax purposes.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$ 44,994,218
Level 2--Other Significant Observable Inputs	219,470,026
Level 3--Significant Unobservable Inputs	31,594
TOTAL	$264,495,838

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of May 1, 2008	$ --
Transfers in and/or out of Level 3	31,594
Balance as of October 31, 2008	$31,594

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
NIM	--Net Interest Margin
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008 (unaudited)

Assets:
Total investments in securities, at value, including $44,994,218 of investments in affiliated issuers (Note 5) and $20,208,989 of securities loaned (identified cost $281,486,281)		$264,495,838
Cash		259
Income receivable		2,422,178
Receivable for shares sold		257,214
TOTAL ASSETS		267,175,489
Liabilities:
Payable for shares redeemed	$1,208,054
Income distribution payable	252,133
Payable for collateral due to broker for securities loaned	20,868,000
Payable for Directors'/Trustees' fee	655
Payable for distribution services fee (Note 5)	19,242
Payable for shareholder services fee (Note 5)	49,914
Accrued expenses	35,546
TOTAL LIABILITIES		22,433,544
Net assets for 30,942,066 shares outstanding		$244,741,945
Net Assets Consist of:
Paid-in capital		$306,781,707
Net unrealized depreciation of investments		(16,990,443)
Accumulated net realized loss on investments, futures contracts and swap contracts		(45,068,840)
Undistributed net investment income		19,521
TOTAL NET ASSETS		$244,741,945
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($169,844,393 ÷ 21,472,869 shares outstanding), no par value, unlimited shares authorized		$7.91
Institutional Service Shares:
Net asset value per share ($23,218,100 ÷ 2,935,355 shares outstanding), no par value, unlimited shares authorized		$7.91
Class Y Shares:
Net asset value per share ($11,932,494 ÷ 1,508,609 shares outstanding), no par value, unlimited shares authorized		$7.91
Class A Shares:
Net asset value per share ($39,746,958 ÷ 5,025,233 shares outstanding), no par value, unlimited shares authorized		$7.91
Offering price per share (100/99.00 of $7.91) [1]		$7.99
Redemption proceeds per share		$7.91

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2008 (unaudited)

Investment Income:
Interest (including income on securities loaned of $95,182)		$5,564,518
Dividends received from affiliated issuers (Note 5)		449,282
TOTAL INCOME		6,013,800
Expenses:
Investment adviser fee (Note 5)	$516,879
Administrative personnel and services fee (Note 5)	136,109
Custodian fees	9,780
Transfer and dividend disbursing agent fees and expenses	76,824
Directors'/Trustees' fees	1,837
Auditing fees	11,158
Legal fees	7,453
Portfolio accounting fees	56,794
Distribution services fee--Institutional Service Shares (Note 5)	17,685
Distribution services fee--Class A Shares (Note 5)	109,090
Shareholder services fee--Institutional Shares (Note 5)	145,218
Shareholder services fee--Institutional Service Shares (Note 5)	25,824
Shareholder services fee--Class A Shares (Note 5)	53,840
Account administration fee--Institutional Shares	2,147
Account administration fee--Institutional Service Shares	2,886
Share registration costs	31,287
Printing and postage	36,055
Insurance premiums	2,756
Miscellaneous	1,506
TOTAL EXPENSES	1,245,128

Statement of Operations - continued

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(403,415)
Waiver of administrative personnel and services fee	(26,421)
Waiver of distribution services fee--Institutional Service Shares	(5,373)
Waiver of distribution services fee--Class A Shares	(1,714)
TOTAL WAIVERS AND REIMBURSEMENT		$(436,923)
Net expenses			$808,205
Net investment income			5,205,595
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments (including loss of $369,376 on sales of investments in affiliated issuers) (Note 5)			138,780
Net realized loss on futures contracts			(11,605)
Net realized loss on swap contracts			(209,961)
Net change in unrealized depreciation of investments			(11,683,439)
Net change in unrealized depreciation of swap contracts			946
Net realized and unrealized loss on investments, futures contracts and swap contracts			(11,765,279)
Change in net assets resulting from operations			$(6,559,684)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2008	Year Ended 4/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,205,595	$11,115,495
Net realized loss on investments, futures contracts and swap contracts	(82,786)	(1,333,228)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(11,682,493)	(2,704,852)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,559,684)	7,077,415
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,718,214)	(7,115,748)
Institutional Service Shares	(468,972)	(891,728)
Class Y Shares	(267,750)	(1,143,724)
Class A Shares	(782,950)	(1,966,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,237,886)	(11,117,378)
Share Transactions:
Proceeds from sale of shares	38,837,281	89,513,959
Net asset value of shares issued to shareholders in payment of distributions declared	3,729,132	8,076,411
Cost of shares redeemed	(43,219,483)	(110,126,160)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(653,070)	(12,535,790)
Change in net assets	(12,450,640)	(16,575,753)
Net Assets:
Beginning of period	257,192,585	273,768,338
End of period (including undistributed net investment income of $19,521 and $51,812, respectively)	$244,741,945	$257,192,585

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008 (unaudited)

1 .ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the six months ended October 31, 2008, the Fund had a net realized loss on swap contracts of $209,961.

At October 31, 2008, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage duration, cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended October 31, 2008, the Fund had a net realized loss on futures contracts of $11,605.

At October 31, 2008, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$20,208,989	$20,868,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$ 70,700
C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	7/9/1999	$ 183,448
Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	1/7/1993	$ 225,564
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.656%, 1/28/2027	2/4/1998-2/5/1998	$ 68,940
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$ 1,516,099

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,333,312	$27,289,538	6,888,544	$57,704,615
Shares issued to shareholders in payment of distributions declared	298,754	2,431,418	558,498	4,674,182
Shares redeemed	(3,400,255)	(27,673,938)	(4,220,370)	(35,317,359)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	231,811	$2,047,018	3,226,672	$27,061,438

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	979,340	$8,009,404	1,990,266	$16,660,831
Shares issued to shareholders in payment of distributions declared	49,174	400,273	86,933	727,607
Shares redeemed	(921,094)	(7,526,771)	(1,187,440)	(9,947,188)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	107,420	$882,906	889,759	$7,441,250

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	74,240	$599,420	991,422	$8,288,531
Shares issued to shareholders in payment of distributions declared	26,187	213,184	112,468	941,339
Shares redeemed	(133,393)	(1,092,877)	(5,912,377)	(49,488,683)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(32,966)	$(280,273)	(4,808,487)	$(40,258,813)

	Six Months Ended 10/31/2008		Year Ended 4/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	359,031	$2,938,919	818,348	$6,859,982
Shares issued to shareholders in payment of distributions declared	84,044	684,257	207,093	1,733,283
Shares redeemed	(849,713)	(6,925,897)	(1,835,913)	(15,372,930)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(406,638)	$(3,302,721)	(810,472)	$(6,779,665)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(100,373)	$(653,070)	(1,502,528)	$(12,535,790)

4. FEDERAL TAX INFORMATION

At October 31, 2008, the cost of investments for federal tax purposes was $281,486,281. The net unrealized depreciation of investments for federal tax purposes was $16,990,443. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,020,587 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,011,030.

At April 30, 2008, the Fund had a capital loss carryforward of $44,740,237 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392
2016	$ 1,402,109

As a result of the tax-free transfer of assets from Federated Limited Term Fund and MDT Short-Term Bond Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets. This commitment will expire in November 2008. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2008, the Adviser waived $388,902 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2008, the net fee paid to FAS was 0.085% of average daily net assets of the Fund. FAS waived $26,421 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2008, FSC voluntarily waived $7,087 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2008, FSC retained $66,059 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended October 31, 2008, FSSC received $41,341 of fees paid by the Fund.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $11,408 for the year ended April 30, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through June 30, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2008, the Adviser reimbursed $14,513. Transactions with the affiliated companies during the six months ended October 31, 2008 were as follows:

Affiliates	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2008	Value	Dividend Income
Federated Mortgage Core Portfolio	1,191,843	33,865	--	1,225,708	$11,730,024	$330,339
High Yield Bond Portfolio	--	456,445	456,445	--	--	13,002
Prime Value Obligations Fund, Institutional Shares	45,304,039	115,166,761	127,206,606	33,264,194	33,264,194	105,941
TOTAL OF AFFILIATED TRANSACTIONS	46,495,882	115,657,071	127,663,051	34,489,902	$44,994,218	$449,282

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2008, were as follows:

Purchases	$34,574,545
Sales	$28,688,952

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the six months ended October 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the six months ended October 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

8112901 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2008